Common Stock and Capital Surplus [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Common Stock [Member]
Number of Shares Issued and Outstanding [Table Text Block]

	2014	2015	2016
	(shares)
Balance at beginning of fiscal year	14,158,585,720	14,164,026,420	14,168,853,820
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	5,440,700	4,827,400	—

Balance at end of fiscal year	14,164,026,420	14,168,853,820	14,168,853,820